[GRAPHIC OMITTED]
Metropolitan Life Insurance Company
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Tel 212-578-5334     Fax 212 215-1622


March 10, 2006

VIA EDGAR

Securities and Exchange Commission
100 Fifth Street, NE
Washington, D.C.   20549

Re:      The Travelers Separate Account QP for Variable Annuities
         File No. 811-07487

Commissioners:

Annual reports dated December 31, 2005 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the The Travelers Separate Account Five for Variable Annuities of The Travelers Insurance Company and The Travelers Separate Account Six for Variable Annuities of The Travelers Life and Annuity Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The annual report for Capital Appreciation Fund is incorporated by reference as filed on Form N-CSR, CIK No. 0000701388, File No. 811-03429.

The annual reports for certain portfolios of Dreyfus Variable Investment Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000813383, File No. 811-05125.

The annual report for High Yield Bond Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000701387, File No. 811-03428.

The annual report for Managed Assets Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000706453, File No. 811-03568.

The annual report for Money Market Portfolio is incorporated by reference as filed on Form N-CSR, CIK No. 0000355751, File No. 811-03274.

The annual reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The annual reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.


                             Legal Affairs Mission:

To provide exceptional professional services to our business partners and be the best in class for all of our disciplines.

The annual reports for certain series of Citistreet Funds Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000896629, File No. 811-7450.

The annual reports for certain series of Credit Suisse Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000941568, File No. 811-7261.

The annual reports for certain series of Delaware VIP Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000814230, File No. 811-05162.

The annual reports for certain portfolios of Dreyfus Variable Investment Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000813383, File No. 811-05125.

The annual reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The annual reports for certain series of Greenwich Street Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No. 811-06310.

The annual reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The annual reports for certain portfolios of Lazard Retirement Series Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001033669, File No. 811-08071.

The annual reports for certain portfolios of Lord Abbett Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000855396, File No. 811-05876.

The annual reports for certain portfolios of Oppenheimer Variable Account Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000752737, File No. 811-04108

The annual reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399.

The annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

The annual reports for certain series of Salomon Brothers Variable Series Funds Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001047909, File No. 811-08443.

The annual reports for certain series of Smith Barney Investment Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000810271, File No. 811-05018.


                             Legal Affairs Mission:

To provide exceptional professional services to our business partners and be the best in class for all of our disciplines.

The annual reports for certain portfolios of The Travelers Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000880583, File No. 811-06465.

The annual reports for certain portfolios of Travelers Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000919557, File No. 811-08372.

The annual reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000778536, File No. 811-04424.

The annual reports for certain portfolios of Variable Annuity Portfolios are incorporated by reference as filed on Form N-CSR, CIK No. 0001026107, File No. 811-07893.

The annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The annual reports for certain portfolios of Wells Fargo Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001081402, File No. 811-09255.

The annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR No. 0000710826, Field No. 811-03618.

Sincerely,

/s/ Myra L. Saul

Myra L. Saul



                             Legal Affairs Mission:

To provide exceptional professional services to our business partners and be the best in class for all of our disciplines.